Calvert
VP SRI Balanced Portfolio
March 31, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 6.0%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$154	$ 156,091
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	115	114,409
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	66	64,078
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	677	674,333
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	600	580,820
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	350	337,890
Conn's Receivables Funding, LLC:
Series 2020-A, Class A, 1.71%, 6/16/25(1)	10	9,784
Series 2020-A, Class B, 4.27%, 6/16/25(1)	40	40,310
Series 2020-A, Class C, 4.20%, 6/16/25(1)	25	24,400
Series 2021-A, Class A, 1.05%, 5/15/26(1)	569	566,628
Series 2021-A, Class B, 2.87%, 5/15/26(1)	520	505,135
Series 2021-A, Class C, 4.59%, 5/15/26(1)	155	146,874
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	283	266,806
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	82	82,164
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	415	376,367
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	92,522
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	782	724,450
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	61	62,295
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	345	342,322
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	55	54,711
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	562	554,619
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	171	170,982
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	239	219,342
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	178	172,530
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	280	277,624
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	343	336,590
Series 2021-3, Class B, 0.76%, 2/26/29(1)	307	298,132
Lendingpoint Asset Securitization Trust, Series 2022-A, Class A, 1.68%, 6/15/29(1)	443	439,665
Security	Principal Amount (000's omitted)	Value
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	$88	$ 76,080
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	181	159,921
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	217	215,367
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	535	519,719
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	60	56,636
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	60	57,493
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	107	97,628
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	127	118,851
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	219	200,926
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	387	364,282
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	715	689,011
OneMain Financial Issuance Trust, Series 2016-3A, Class A, 3.83%, 6/18/31(1)	50	49,966
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	100	98,245
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	712	710,460
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	361	341,056
Series 2021-B, Class C, 3.65%, 5/8/31(1)	100	97,364
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,850	1,743,719
Series 2021-C, Class B, 2.67%, 10/8/31(1)	220	207,898
Pagaya AI Debt Selection Trust:
Series 2020-3, Class B, 3.22%, 5/17/27(1)	125	124,836
Series 2021-2, 3.00%, 1/25/29(1)	484	473,105
Series 2021-3, Class A, 1.15%, 5/15/29(1)	1,068	1,046,500
Series 2021-5, Class A, 1.53%, 8/15/29(1)	769	751,731
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	212	205,851
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	274	258,315
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	95	94,758
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	159	145,089
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	180	163,719
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	929	935,364
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	238	234,994
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	514	503,643
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	311	300,368

Calvert
VP SRI Balanced Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	$2,139	$ 2,150,267
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	196,827
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	314	293,264
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	559	525,527
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	99	95,430
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	207	203,299
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	293	280,591
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	263	240,199
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	171	168,602
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	365	360,287
Theorem Funding Trust:
Series 2020-1A, Class B, 3.95%, 10/15/26(1)	184	184,957
Series 2021-1A, Class A, 1.21%, 12/15/27(1)	438	432,004
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	100	95,525
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	508	506,832
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	77	77,468
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	292	289,859
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	570	522,417
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	224	209,344
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	384	347,459
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	220	190,158
Total Asset-Backed Securities (identified cost $27,011,705)		$26,105,084

Collateralized Mortgage Obligations — 1.6%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 1.849%, (30-day average SOFR + 1.75%), 3/25/31(1)(2)	$129	$ 128,758
Series 2021-1A, Class M1B, 2.299%, (30-day average SOFR + 2.20%), 3/25/31(1)(2)	155	154,363
Series 2021-1A, Class M1C, 3.049%, (30-day average SOFR + 2.95%), 3/25/31(1)(2)	150	151,236
Series 2021-2A, Class M1A, 1.299%, (30-day average SOFR + 1.20%), 6/25/31(1)(2)	533	531,521
Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.: (continued)
Series 2021-3A, Class A2, 1.099%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	$215	$ 213,189
Series 2021-3A, Class M1B, 1.499%, (30-day average SOFR + 1.40%), 9/25/31(1)(2)	170	165,592
Eagle Re, Ltd.:
Series 2021-1, Class M1A, 1.799%, (30-day average SOFR + 1.70%), 10/25/33(1)(2)	230	230,093
Series 2021-2, Class M1C, 3.549%, (30-day average SOFR + 3.45%), 4/25/34(1)(2)	150	147,605
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.707%, (1 mo. USD LIBOR + 3.25%), 5/25/25(2)	149	150,475
Series 2018-DNA1, Class M2AT, 1.507%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	139	139,517
Series 2019-DNA3, Class B2, 8.607%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(2)	85	88,042
Series 2019-DNA3, Class M2, 2.507%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	469	470,288
Series 2019-DNA4, Class M2, 2.407%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	58	58,303
Series 2019-HQA2, Class B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(2)	65	64,860
Series 2019-HQA4, Class B1, 3.407%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(2)	20	19,702
Series 2020-DNA6, Class B1, 3.099%, (30-day average SOFR + 3.00%), 12/25/50(1)(2)	25	23,247
Series 2020-HQA2, Class B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(2)	41	40,339
Series 2021-DNA3, Class M1, 0.849%, (30-day average SOFR + 0.75%), 10/25/33(1)(2)	181	179,858
Series 2022-DNA2, Class M1A, 1.399%, (30-day average SOFR + 1.30%), 2/25/42(1)(2)	382	380,944
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.707%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	127	131,030
Series 2014-C02, Class 2M2, 3.057%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	54	54,158
Series 2014-C03, Class 2M2, 3.357%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	77	77,288
Series 2014-C04, Class 1M2, 5.357%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	217	223,929
Series 2018-R07, Class 1M2, 2.857%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	53	52,705
Series 2019-R01, Class 2B1, 4.807%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(2)	55	55,408
Series 2019-R02, Class 1B1, 4.607%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(2)	55	55,417
Series 2019-R02, Class 1M2, 2.757%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	6	6,078
Series 2019-R03, Class 1B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(2)	55	55,611

Calvert
VP SRI Balanced Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R05, Class 1B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(2)	$91	$ 90,908
Series 2019-R05, Class 1M2, 2.457%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	1	1,187
Series 2019-R06, Class 2B1, 4.207%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	330	322,982
Series 2019-R07, Class 1B1, 3.857%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(2)	109	105,907
Series 2020-R02, Class 2B1, 3.457%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(2)	405	373,034
Series 2021-R01, Class 1B2, 6.099%, (30-day average SOFR + 6.00%), 10/25/41(1)(2)	126	118,056
Series 2021-R02, Class 2B1, 3.399%, (30-day average SOFR + 3.30%), 11/25/41(1)(2)	12	11,364
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	274	274,625
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(3)	100	93,926
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	420	389,522
Home Re, Ltd.:
Series 2018-1, Class M2, 3.457%, (1 mo. USD LIBOR + 3.00%), 10/25/28(1)(2)	344	340,293
Series 2021-1, Class M1B, 2.007%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(2)	265	263,397
Series 2021-1, Class M2, 3.307%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	150	139,800
Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 4.057%, (1 mo. USD LIBOR + 3.60%), 10/25/30(1)(2)	104	104,886
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	241	239,517
ZH Trust, Series 2021-1, Class A, 2.253%, 2/18/27(1)	190	187,758
Total Collateralized Mortgage Obligations (identified cost $7,245,875)		$7,106,718

Commercial Mortgage-Backed Securities — 4.1%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(3)	$695	$ 637,144
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(3)	325	283,230
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)	485	360,022
BBCMS Mortgage Trust, Series 2017-DELC, Class F, 3.897%, (1 mo. USD LIBOR + 3.50%), 8/15/36(1)(2)	156	152,208
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.317%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	580	577,657
Series 2019-XL, Class B, 1.477%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	280	278,274
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust: (continued)
Series 2021-VOLT, Class B, 1.347%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	$666	$ 645,377
Series 2021-VOLT, Class C, 1.497%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	204	196,284
Series 2021-VOLT, Class D, 2.047%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	702	679,393
Credit Suisse Mortgage Trust, Series 2022-CNTR, Class A, 4.246%, (1 mo. SOFR + 3.944%), 1/15/24(1)(2)	100	97,387
Extended Stay America Trust:
Series 2021-ESH, Class A, 1.477%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(2)	231	228,135
Series 2021-ESH, Class C, 2.097%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(2)	596	588,904
Series 2021-ESH, Class D, 2.647%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(2)	201	198,005
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	1,440	1,389,216
Series KG03, Class A2, 1.297%, 6/25/30(3)	305	270,158
Series KSG1, Class A2, 1.503%, 9/25/30	278	249,938
Series KW06, Class A2, 3.80%, 6/25/28(3)	530	557,952
Series W5FX, Class AFX, 2.969%, 4/25/28(3)	192	195,505
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.024%, 9/25/27(3)	588	595,350
Series 2018-M13, Class A2, 3.713%, 9/25/30(3)	1,509	1,618,704
Series 2019-M1, Class A2, 3.671%, 9/25/28(3)	458	480,156
Series 2020-M1, Class A2, 2.444%, 10/25/29	963	940,251
Series 2020-M20, Class A2, 1.435%, 10/25/29	605	555,622
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M7, 2.157%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(2)	146	143,061
Series 2019-01, Class M10, 3.707%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	207	196,502
Series 2020-01, Class M10, 4.207%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	504	486,767
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 1.547%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	989	982,017
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	88,627
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(3)	100	17,850
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 1.097%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(5)	685	682,022
Series 2017-CLS, Class E, 2.347%, (1 mo. USD LIBOR + 1.95%), 11/15/34(1)(2)(5)	79	78,258
Series 2017-CLS, Class F, 2.997%, (1 mo. USD LIBOR + 2.60%), 11/15/34(1)(2)(5)	169	167,097
Series 2019-BPR, Class A, 1.797%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(5)	539	532,448

Calvert
VP SRI Balanced Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Morgan Stanley Capital I Trust: (continued)
Series 2019-BPR, Class B, 2.497%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)(5)	$187	$ 182,411
Series 2019-BPR, Class C, 3.447%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(5)	100	95,920
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	618	575,845
VMC Finance, LLC:
Series 2021-HT1, Class A, 2.118%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(2)	513	504,164
Series 2021-HT1, Class B, 4.968%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	753	732,293
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(3)	450	392,921
Total Commercial Mortgage-Backed Securities (identified cost $18,421,697)		$ 17,633,075

Common Stocks — 60.2%

Security	Shares	Value
Auto Components — 0.7%
Aptiv PLC(6)	25,000	$ 2,992,750
		$ 2,992,750
Automobiles — 0.6%
Tesla, Inc.(6)	2,300	$ 2,478,480
		$ 2,478,480
Banks — 2.1%
PNC Financial Services Group, Inc. (The)	23,400	$ 4,316,130
Wells Fargo & Co.	101,200	4,904,152
		$9,220,282
Beverages — 2.2%
Coca-Cola Co. (The)	107,300	$6,652,600
Coca-Cola Europacific Partners PLC	55,000	2,673,550
		$9,326,150
Biotechnology — 1.7%
AbbVie, Inc.	44,200	$7,165,262
		$7,165,262
Capital Markets — 3.1%
Intercontinental Exchange, Inc.	39,200	$5,179,104
S&P Global, Inc.	8,700	3,568,566
Tradeweb Markets, Inc., Class A	51,203	4,499,208
		$13,246,878
Security	Shares	Value
Chemicals — 1.0%
FMC Corp.	32,800	$ 4,315,496
		$ 4,315,496
Commercial Services & Supplies — 1.0%
Waste Management, Inc.	26,616	$ 4,218,636
		$ 4,218,636
Containers & Packaging — 0.6%
AptarGroup, Inc.	21,900	$ 2,573,250
		$ 2,573,250
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	79,600	$4,054,824
		$4,054,824
Electric Utilities — 0.9%
NextEra Energy, Inc.	48,500	$4,108,435
		$4,108,435
Electrical Equipment — 0.8%
AMETEK, Inc.	24,500	$3,262,910
		$3,262,910
Electronic Equipment, Instruments & Components — 0.8%
TE Connectivity, Ltd.	25,400	$3,326,892
		$3,326,892
Energy Equipment & Services — 1.8%
Baker Hughes Co.	215,900	$7,860,919
		$7,860,919
Entertainment — 0.4%
Walt Disney Co. (The)(6)	12,400	$1,700,784
		$1,700,784
Equity Real Estate Investment Trusts (REITs) — 2.0%
EastGroup Properties, Inc.	19,300	$3,923,304
Lamar Advertising Co., Class A	41,700	4,844,706
		$8,768,010
Food & Staples Retailing — 2.2%
Sysco Corp.	63,500	$5,184,775
Walmart, Inc.	27,900	4,154,868
		$9,339,643

Calvert
VP SRI Balanced Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.(6)	84,300	$ 3,733,647
Teleflex, Inc.	6,300	2,235,429
		$ 5,969,076
Health Care Providers & Services — 1.3%
Anthem, Inc.	11,100	$ 5,452,542
		$ 5,452,542
Hotels, Restaurants & Leisure — 0.7%
Marriott International, Inc., Class A(6)	17,600	$ 3,093,200
		$3,093,200
Insurance — 1.1%
Allstate Corp. (The)	35,200	$4,875,552
		$4,875,552
Interactive Media & Services — 3.7%
Alphabet, Inc., Class C(6)	5,790	$16,171,412
		$16,171,412
Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.(6)	3,929	$12,808,344
		$12,808,344
IT Services — 2.4%
Automatic Data Processing, Inc.	20,300	$4,619,062
Visa, Inc., Class A	26,900	5,965,613
		$10,584,675
Life Sciences Tools & Services — 2.2%
Danaher Corp.	15,700	$4,605,281
Thermo Fisher Scientific, Inc.	8,118	4,794,897
		$9,400,178
Machinery — 1.4%
Stanley Black & Decker, Inc.	10,500	$1,467,795
Westinghouse Air Brake Technologies Corp.	49,300	4,741,181
		$6,208,976
Multi-Utilities — 1.2%
Sempra Energy	32,200	$5,413,464
		$5,413,464
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	52,000	$3,797,560
Eli Lilly & Co.	15,400	4,410,098
Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	33,900	$ 1,755,003
		$ 9,962,661
Professional Services — 0.7%
Booz Allen Hamilton Holding Corp.	36,900	$ 3,241,296
		$ 3,241,296
Road & Rail — 1.1%
Union Pacific Corp.	17,700	$ 4,835,817
		$ 4,835,817
Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.	30,100	$4,971,918
Lam Research Corp.	5,400	2,903,094
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	22,700	2,366,702
Texas Instruments, Inc.	20,951	3,844,089
		$14,085,803
Software — 5.4%
Bill.com Holdings, Inc.(6)	9,300	$2,109,147
Intuit, Inc.	6,252	3,006,211
Microsoft Corp.	59,593	18,373,118
		$23,488,476
Specialty Retail — 1.3%
Bath & Body Works, Inc.	55,100	$2,633,780
TJX Cos., Inc. (The)	47,000	2,847,260
		$5,481,040
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	103,588	$18,087,501
		$18,087,501
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.(6)	24,530	$3,148,425
		$3,148,425
Total Common Stocks (identified cost $169,590,895)		$260,268,039

Calvert
VP SRI Balanced Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Convertible Bonds — 0.1%

Security	Principal Amount (000's omitted)	Value
Technology — 0.1%
1Life Healthcare, Inc., 3.00%, 6/15/25	$62	$ 53,816
ams-OSRAM AG, 0.875%, 9/28/22(7)	200	196,733
Total Convertible Bonds (identified cost $252,160)		$ 250,549

Corporate Bonds — 16.1%

Security	Principal Amount (000's omitted)	Value
Communications — 1.5%
AT&T, Inc.:
2.30%, 6/1/27	$1	$ 954
3.10%, 2/1/43	302	261,490
3.50%, 9/15/53	44	38,776
3.65%, 6/1/51	1,174	1,071,994
3.65%, 9/15/59	53	46,662
3.80%, 12/1/57	266	243,741
4.90%, 6/15/42	300	325,153
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	124	122,935
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,105	1,052,968
Comcast Corp.:
2.887%, 11/1/51(1)	446	377,863
2.937%, 11/1/56(1)	456	378,507
Level 3 Financing, Inc., 3.75%, 7/15/29(1)(8)	35	31,062
NBCUniversal Media, LLC, 4.45%, 1/15/43	123	132,743
Nokia Oyj:
4.375%, 6/12/27	347	352,698
6.625%, 5/15/39(8)	395	471,391
Rogers Communications, Inc., 3.80%, 3/15/32(1)	207	205,656
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)(8)	185	179,984
SES S.A., 5.30%, 4/4/43(1)	109	106,307
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	66	62,489
T-Mobile USA, Inc.:
2.25%, 2/15/26(8)	23	21,698
2.25%, 11/15/31	64	56,087
2.55%, 2/15/31	147	133,532
2.625%, 4/15/26(8)	455	435,171
4.50%, 4/15/50	280	284,267
		$6,394,128
Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical — 1.1%
American Airlines Pass-Through Trust, 4.40%, 9/22/23	$96	$ 94,191
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	693	699,171
5.75%, 4/20/29(1)	21	20,950
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32(8)	146	138,562
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	234	245,975
6.875%, 11/1/35	39	40,244
7.60%, 7/15/37	165	171,537
Brunswick Corp., 5.10%, 4/1/52	65	62,094
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	104	109,560
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	460	464,326
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	678	580,348
Ford Motor Co., 4.75%, 1/15/43	45	40,953
Ford Motor Credit Co., LLC:
3.375%, 11/13/25	200	195,706
4.14%, 2/15/23	200	201,626
Hyatt Hotels Corp.:
1.30%, 10/1/23	149	145,277
1.80%, 10/1/24	61	58,746
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(8)	417	394,786
4.375%, 1/15/31(1)(8)	70	67,778
Macy's Retail Holdings, LLC, 4.30%, 2/15/43	30	22,575
MDC Holdings, Inc., 2.50%, 1/15/31	61	53,350
Nordstrom, Inc.:
4.25%, 8/1/31(8)	218	199,079
4.375%, 4/1/30(8)	268	250,835
5.00%, 1/15/44(8)	371	332,973
Powdr Corp., 6.00%, 8/1/25(1)	92	94,452
		$4,685,094
Consumer, Non-cyclical — 1.3%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$200	$197,488
4.25%, 11/1/29(1)	384	382,631
Avantor Funding, Inc., 4.625%, 7/15/28(1)	372	368,386
Avon Products, Inc., 8.45%, 3/15/43	33	38,264
Block Financial, LLC, 3.875%, 8/15/30(8)	575	565,688
Centene Corp.:
2.50%, 3/1/31	442	390,803
3.375%, 2/15/30	199	187,597
4.25%, 12/15/27	257	258,228
4.625%, 12/15/29	36	36,354
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	221	201,981

Calvert
VP SRI Balanced Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	$255	$ 221,756
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	285	285,043
CVS Pass-Through Trust, 6.036%, 12/10/28	315	337,080
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	678	538,711
Ford Foundation (The), 2.415%, 6/1/50	435	360,043
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	288	277,855
Perrigo Finance Unlimited Co., 3.90%, 6/15/30	215	202,409
Royalty Pharma PLC, 3.35%, 9/2/51(8)	431	346,774
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	323	284,188
3.00%, 10/15/30(1)	77	69,993
5.20%, 4/1/29(1)	45	47,264
		$5,598,536
Energy — 0.4%
NuStar Logistics, L.P.:
6.00%, 6/1/26	$439	$444,492
6.375%, 10/1/30	137	139,000
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	486	475,017
5.00%, 1/31/28(1)	743	741,421
		$1,799,930
Financial — 7.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23	$291	$293,342
6.50%, 7/15/25	175	185,465
Affiliated Managers Group, Inc., 3.30%, 6/15/30	401	391,472
Agree, L.P., 2.00%, 6/15/28	122	110,760
Air Lease Corp., 2.875%, 1/15/26	355	343,095
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	420	413,498
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	60	59,382
American Assets Trust, L.P., 3.375%, 2/1/31	84	79,145
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	335	303,853
Aon Corp./Aon Global Holdings PLC, 2.85%, 5/28/27	205	200,904
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(9)	458	441,259
Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	275	273,310
Banco de Chile, 2.99%, 12/9/31(1)	289	267,110
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(9)	400	361,872
4.175% to 3/24/27, 3/24/28(9)	200	201,149
Bank of America Corp.:
1.62%, (SOFR + 1.33%), 4/2/26(2)	617	622,763
1.734% to 7/22/26, 7/22/27(9)	830	771,558
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Bank of America Corp.: (continued)
1.898% to 7/23/30, 7/23/31(9)	$227	$ 198,617
1.922% to 10/24/30, 10/24/31(9)	288	250,501
2.087% to 6/14/28, 6/14/29(9)	379	346,581
2.299% to 7/21/31, 7/21/32(9)	379	337,830
2.456% to 10/22/24, 10/22/25(9)	949	933,046
2.551% to 2/4/27, 2/4/28(9)	522	499,277
3.846% to 3/8/32, 3/8/37(9)	1,268	1,216,032
BankUnited, Inc., 5.125%, 6/11/30(8)	147	151,726
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	262	249,960
5.125% to 1/18/28, 1/18/33(1)(9)	500	472,818
Boston Properties, L.P., 2.45%, 10/1/33	750	651,657
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(9)	261	244,376
Broadstone Net Lease, LLC, 2.60%, 9/15/31	24	21,412
Brown & Brown, Inc.:
2.375%, 3/15/31	72	63,360
4.20%, 3/17/32	130	132,285
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(9)	322	311,246
3.30%, 10/30/24	209	210,309
3.75%, 7/28/26	122	122,779
4.20%, 10/29/25	190	194,563
CI Financial Corp.:
3.20%, 12/17/30	477	435,400
4.10%, 6/15/51(8)	269	238,163
Citigroup, Inc.:
1.281% to 11/3/24, 11/3/25(9)	228	217,175
1.57%, (SOFR + 1.28%), 2/24/28(2)	536	538,065
3.106% to 4/8/25, 4/8/26(9)	285	282,781
3.785% to 3/17/32, 3/17/33(9)	510	506,155
3.887% to 1/10/27, 1/10/28(9)	205	207,553
4.00% to 12/10/25(9)(10)	310	298,375
Corporate Office Properties, L.P., 2.90%, 12/1/33	226	199,804
Discover Bank, 4.682% to 8/9/23, 8/9/28(9)	270	273,930
Enact Holdings, Inc., 6.50%, 8/15/25(1)	461	476,363
EPR Properties:
3.75%, 8/15/29(8)	464	434,885
4.50%, 6/1/27	376	371,363
Extra Space Storage, L.P., 2.55%, 6/1/31	293	264,850
GA Global Funding Trust:
2.25%, 1/6/27(1)	677	633,017
2.90%, 1/6/32(1)	537	488,959
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(9)	531	494,226

Calvert
VP SRI Balanced Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Goldman Sachs Group, Inc. (The): (continued)
2.64% to 2/24/27, 2/24/28(9)	$150	$ 143,580
2.65% to 10/21/31, 10/21/32(9)	286	259,190
3.102% to 2/24/32, 2/24/33(9)	91	85,872
3.615% to 3/15/27, 3/15/28(9)	324	323,950
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	821	781,087
6.00%, 4/15/25(1)	283	290,434
HSBC Holdings PLC, 2.251% to 11/22/26, 11/22/27(9)	508	473,903
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	449	415,235
5.00%, 7/15/28(1)	161	157,246
JPMorgan Chase & Co.:
0.87%, (SOFR + 0.58%), 3/16/24(2)	69	68,807
1.47% to 9/22/26, 9/22/27(9)	618	570,226
1.47%, (SOFR + 1.18%), 2/24/28(2)	259	259,056
2.739% to 10/15/29, 10/15/30(9)	185	175,024
2.956% to 5/13/30, 5/13/31(9)	361	338,413
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	301	270,162
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	109	91,075
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)	198	187,093
Life Storage, L.P., 2.40%, 10/15/31	382	337,296
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(8)(9)	356	343,625
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(9)	630	555,724
3.624%, 6/3/30(1)	255	240,708
National Australia Bank, Ltd., 3.625%, 6/20/23	275	279,552
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(9)	301	289,770
Newmark Group, Inc., 6.125%, 11/15/23	134	140,338
OneMain Finance Corp.:
3.50%, 1/15/27	594	550,234
7.125%, 3/15/26	71	75,971
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	875	865,410
Primerica, Inc., 2.80%, 11/19/31	223	205,994
Radian Group, Inc.:
4.875%, 3/15/27	526	529,301
6.625%, 3/15/25	37	38,983
Sabra Health Care, L.P., 3.20%, 12/1/31(8)	465	415,750
SITE Centers Corp., 3.625%, 2/1/25	259	259,400
Societe Generale S.A., 4.75% to 5/26/26(1)(9)(10)	200	187,000
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(9)	200	191,035
1.456% to 1/14/26, 1/14/27(1)(9)	226	205,790
1.822% to 11/23/24, 11/23/25(1)(9)	236	224,428
Stifel Financial Corp., 4.00%, 5/15/30	266	269,335
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Sun Communities Operating, L.P.:
2.30%, 11/1/28	$141	$ 128,048
2.70%, 7/15/31	112	101,226
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(9)	250	248,017
Synovus Financial Corp.:
3.125%, 11/1/22	156	156,700
5.90% to 2/7/24, 2/7/29(8)(9)	35	35,879
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	240	234,428
Truist Financial Corp., 5.10% to 3/1/30(9)(10)	409	416,771
UBS AG, 1.25%, 6/1/26(1)	331	304,773
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(9)	359	314,567
4.375% to 2/10/31(1)(9)(10)	219	198,195
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(8)(9)	200	191,482
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(9)(11)	449	449,000
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(9)	223	198,515
		$32,362,974
Government - Multinational — 1.7%
Asian Development Bank, 3.125%, 9/26/28	$540	$560,861
European Bank for Reconstruction & Development, 1.50%, 2/13/25	475	460,696
European Investment Bank:
1.625%, 5/13/31	925	868,553
2.375%, 5/24/27	1,026	1,019,916
2.875%, 6/13/25(1)	1,892	1,911,155
Inter-American Development Bank, 0.875%, 4/3/25	377	358,722
International Bank for Reconstruction & Development:
0.42%, (SOFR + 0.13%), 1/13/23(2)	621	621,099
3.125%, 11/20/25	1,200	1,220,850
International Finance Corp., 0.38%, (SOFR + 0.09%), 4/3/24(2)	246	245,668
		$7,267,520
Government - Regional — 0.2%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$720	$687,871
		$687,871
Industrial — 0.7%
FedEx Corp., 4.55%, 4/1/46	$429	$450,481
Imola Merger Corp., 4.75%, 5/15/29(1)	264	254,575
Jabil, Inc.:
3.00%, 1/15/31	881	808,335
3.60%, 1/15/30	493	478,452

Calvert
VP SRI Balanced Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial (continued)
Owens Corning, 3.95%, 8/15/29	$631	$ 643,042
Valmont Industries, Inc.:
5.00%, 10/1/44	55	58,647
5.25%, 10/1/54	340	370,814
		$ 3,064,346
Other Revenue — 0.1%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$675	$ 665,067
		$ 665,067
Technology — 0.5%
DXC Technology Co., 2.375%, 9/15/28	$228	$206,435
HP, Inc., 4.00%, 4/15/29	263	262,257
Kyndryl Holdings, Inc.:
2.05%, 10/15/26(1)	380	339,815
2.70%, 10/15/28(1)(8)	117	101,465
Seagate HDD Cayman:
3.375%, 7/15/31	435	387,659
4.091%, 6/1/29	354	344,136
5.75%, 12/1/34(8)	180	184,413
Western Digital Corp., 4.75%, 2/15/26	366	372,108
		$2,198,288
Utilities — 1.1%
AES Corp. (The), 2.45%, 1/15/31	$675	$604,726
American Water Capital Corp.:
2.30%, 6/1/31	223	203,708
2.95%, 9/1/27	370	366,875
Avangrid, Inc.:
3.15%, 12/1/24	141	140,866
3.80%, 6/1/29	454	461,239
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	176	162,263
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	209	208,576
Enel Finance International NV:
1.375%, 7/12/26(1)	209	192,143
2.65%, 9/10/24(1)	330	325,323
MidAmerican Energy Co.:
3.15%, 4/15/50	215	198,396
4.25%, 7/15/49	300	328,768
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	371	342,579
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)	34	34,375
4.50%, 9/15/27(1)(8)	60	59,839
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)(8)	233	207,348
Security	Principal Amount (000's omitted)	Value
Utilities (continued)
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	$664	$ 654,014
Public Service Co. of Colorado, 3.70%, 6/15/28	277	283,042
		$ 4,774,080
Total Corporate Bonds (identified cost $73,295,933)		$ 69,497,834

Preferred Stocks — 0.3%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(9)	9,964	$ 211,336
		$ 211,336
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	13,670	$ 288,164
Series A2, 6.375%	12,000	246,720
		$ 534,884
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.:
5.50%(8)	21,600	$484,920
6.25%	2,200	55,044
		$539,964
Total Preferred Stocks (identified cost $1,468,576)		$1,286,184

Senior Floating-Rate Loans — 0.8%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Automobiles — 0.0%(13)
Bombardier Recreational Products, Inc., Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$68	$ 66,665
		$ 66,665
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$321	$ 312,376
Level 3 Financing, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 3/1/27	74	72,946

Calvert
VP SRI Balanced Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
Ziggo Financing Partnership, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.50%), 4/30/28	$325	$ 320,379
		$ 705,701
Entertainment — 0.1%
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	$300	$ 298,462
		$ 298,462
Health Care Equipment & Supplies — 0.0%(13)
Ortho-Clinical Diagnostics S.A., Term Loan, 3.235%, (1 mo. USD LIBOR + 3.00%), 6/30/25	$200	$ 199,547
		$ 199,547
Health Care Technology — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$300	$298,836
		$298,836
Insurance — 0.0%(13)
USI, Inc., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 5/16/24	$225	$224,382
		$224,382
IT Services — 0.1%
Asurion, LLC:
Term Loan, 3.582%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$97	$96,760
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 12/23/26	60	58,049
Informatica, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%), 10/27/28	300	297,000
		$451,809
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$290	$286,923
		$286,923
Software — 0.1%
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	$205	$203,961
Seattle Spinco, Inc., Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 6/21/24	69	68,644
SS&C European Holdings S.a.r.l., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 4/16/25	30	29,631
SS&C Technologies, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 4/16/25	37	36,502
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Ultimate Software Group, Inc. (The), Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/4/26	$246	$ 245,699
		$ 584,437
Specialty Retail — 0.1%
Petsmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$400	$ 398,800
		$ 398,800
Trading Companies & Distributors — 0.0%(13)
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$147	$ 145,472
		$ 145,472
Total Senior Floating-Rate Loans (identified cost $3,688,203)		$3,661,034

Sovereign Government Bonds — 0.6%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$235	$ 205,257
1.00%, 10/1/26	1,526	1,430,021
2.00%, 9/29/22	1,048	1,052,584
Total Sovereign Government Bonds (identified cost $2,797,293)		$ 2,687,862

Taxable Municipal Obligations — 1.5%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(14)	$450	$ 533,614
Massachusetts, Green Bonds, 3.277%, 6/1/46	435	404,672
New York City, NY, 5.206%, 10/1/31(14)	470	517,649
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285	295,003
		$ 1,750,938
Special Tax Revenue — 0.6%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$405	$ 394,818
2.484%, 6/1/27	290	280,050

Calvert
VP SRI Balanced Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
California Health Facilities Financing Authority, (No Place Like Home Program): (continued)
2.534%, 6/1/28	$360	$ 343,743
2.584%, 6/1/29	200	189,084
2.984%, 6/1/33	220	204,072
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(14)	300	332,049
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(14)	600	697,080
		$ 2,440,896
Water and Sewer — 0.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$146,394
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	170	155,790
Green Bonds, 2.184%, 9/1/31	140	127,480
Green Bonds, 2.264%, 9/1/32	125	112,936
Green Bonds, 2.344%, 9/1/33	135	120,829
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	130,301
Green Bonds, 1.701%, 5/1/31	130	116,670
Green Bonds, 1.951%, 5/1/34	75	65,665
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	1,440	1,368,144
		$2,344,209
Total Taxable Municipal Obligations (identified cost $6,769,534)		$6,536,043

U.S. Government Agencies and Instrumentalities — 0.5%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$137	$ 137,833
2.618%, 8/1/23	69	69,136
2.668%, 8/1/24	240	239,901
2.738%, 8/1/25	240	240,234
3.435%, 8/1/34	220	230,625
3.485%, 8/1/35	125	132,995
3.585%, 8/1/37	225	248,054
U.S. International Development Finance Corp.:
3.22%, 9/15/29	348	353,092
Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.: (continued)
3.52%, 9/20/32	$331	$ 341,881
Total U.S. Government Agencies and Instrumentalities (identified cost $1,986,188)		$ 1,993,751

U.S. Government Agency Mortgage-Backed Securities — 5.9%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #ZT0383, 3.50%, 3/1/48	$108	$ 109,689
Federal National Mortgage Association:
2.50%, 30-Year, TBA(15)	7,002	6,655,733
3.00%, 30-Year, TBA(15)	7,199	7,042,088
3.50%, 30-Year, TBA(15)	3,354	3,347,973
4.00%, 30-Year, TBA(15)	5,749	5,846,467
Pool #AN1879, 2.65%, 6/1/26	314	310,416
Pool #AN1909, 2.68%, 7/1/26	346	342,465
Pool #BM3990, 4.00%, 3/1/48	279	287,654
Pool #FM1867, 3.00%, 11/1/49	291	286,076
Pool #FM6803, 2.00%, 4/1/51	247	231,121
Pool #MA3149, 4.00%, 10/1/47	350	360,459
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	321	311,685
Pool #CB8629, 2.50%, 4/20/51	492	476,764
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $25,958,017)		$25,608,590

U.S. Treasury Obligations — 6.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$99	$ 77,688
1.375%, 8/15/50	497	383,078
1.875%, 2/15/41	481	428,663
1.875%, 2/15/51	227	198,634
1.875%, 11/15/51	368	322,920
2.00%, 11/15/41	795	719,599
2.00%, 8/15/51	338	305,045
2.25%, 5/15/41	3,172	2,997,233
2.25%, 2/15/52	523	501,753
U.S. Treasury Notes:
0.125%, 12/31/22	1,098	1,087,404
0.125%, 12/15/23	131	126,402

Calvert
VP SRI Balanced Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
0.125%, 1/15/24	$131	$ 126,080
0.125%, 2/15/24	132	126,784
0.25%, 3/15/24	1,022	981,958
0.25%, 6/30/25	89	82,699
0.375%, 10/31/23	259	251,827
0.375%, 4/15/24	133	127,779
0.375%, 9/30/27	166	148,233
0.591%, (3 mo. Treasury Bill Rate - 0.015%), 1/31/24(2)	964	965,102
0.75%, 11/15/24	105	100,376
1.00%, 7/31/28	500	457,588
1.125%, 1/15/25	301	289,877
1.125%, 2/29/28	1,356	1,257,637
1.25%, 12/31/26	1,384	1,307,826
1.25%, 3/31/28	581	542,044
1.25%, 4/30/28	1,022	952,257
1.25%, 6/30/28	303	281,920
1.375%, 10/31/28	33	30,856
1.375%, 11/15/31	398	365,289
1.50%, 1/31/27	152	145,279
1.625%, 5/15/31	107	100,768
1.875%, 2/28/27(8)	3,436	3,344,463
1.875%, 2/15/32	4,314	4,143,462
2.125%, 3/31/24	2,650	2,639,441
Total U.S. Treasury Obligations (identified cost $26,816,930)		$25,917,964

Short-Term Investments — 2.8%
Affiliated Fund — 1.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(16)	6,386,274	$ 6,385,636
Total Affiliated Fund (identified cost $6,385,212)		$ 6,385,636
Securities Lending Collateral — 1.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(17)	5,682,570	$ 5,682,570
Total Securities Lending Collateral (identified cost $5,682,570)		$ 5,682,570
Total Short-Term Investments (identified cost $12,067,782)		$ 12,068,206
Total Investments — 106.5% (identified cost $377,370,788)		$460,620,933
Other Assets, Less Liabilities — (6.5)%		$(28,004,803)
Net Assets — 100.0%		$432,616,130

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $63,247,468 or 14.6% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2022.
(4)	Step coupon security. Interest rate represents the rate in effect at March 31, 2022.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Non-income producing security.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of these securities is $196,733 or less than 0.05% of the Fund’s net assets.

Calvert
VP SRI Balanced Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

(8)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $6,012,084 and the total market value of the collateral received by the Fund was $6,156,927, comprised of cash of $5,682,570 and U.S. government and/or agencies securities of $474,357.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	When-issued security.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	Amount is less than 0.05%.
(14)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(15)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(16)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(17)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	83	Long	6/30/22	$17,589,516	$(213,865)
U.S. 5-Year Treasury Note	65	Long	6/30/22	7,454,687	(179,370)
U.S. 10-Year Treasury Note	42	Long	6/21/22	5,160,750	(140,514)
U.S. Long Treasury Bond	28	Long	6/21/22	4,201,750	(118,615)
U.S. Ultra-Long Treasury Bond	25	Long	6/21/22	4,428,125	(151,461)
U.S. Long Treasury Bond	(2)	Short	6/21/22	(300,125)	8,434
U.S. Ultra 10-Year Treasury Note	(153)	Short	6/21/22	(20,726,719)	612,954
U.S. Ultra-Long Treasury Bond	(6)	Short	6/21/22	(1,062,750)	36,270
					$(146,167)

Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar

Calvert
VP SRI Balanced Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

During the fiscal year to date ended March 31, 2022, the Fund used futures contracts and options thereon to hedge against fluctuations in interest rates and to manage overall duration.
At March 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2022, the value of the Fund's investment in affiliated issuers and funds was $8,123,792, which represents 1.9% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 1.097%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$685,150	$ —	$ —	$ —	$(3,134)	$ 682,022	$1,527	$ 685,000
Series 2017-CLS, Class E, 2.347%, (1 mo. USD LIBOR + 1.95%), 11/15/34	78,896	—	—	—	(639)	78,258	423	79,000
Series 2017-CLS, Class F, 2.997%, (1 mo. USD LIBOR + 2.60%), 11/15/34	168,469	—	—	—	(1,338)	167,097	1,144	169,000
Series 2019-BPR, Class A, 1.797%, (1 mo. USD LIBOR + 1.40%), 5/15/36	533,095	—	—	—	(647)	532,448	2,098	539,000
Series 2019-BPR, Class B, 2.497%, (1 mo. USD LIBOR + 2.10%), 5/15/36	178,500	—	—	—	3,876	182,411	1,090	187,000
Series 2019-BPR, Class C, 3.447%, (1 mo. USD LIBOR + 3.05%), 5/15/36	91,069	—	—	—	4,851	95,920	803	100,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	232,492	39,702,316	(33,549,714)	125	417	6,385,636	1,014	6,386,274
Totals				$125	$3,386	$8,123,792	$8,099
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$26,105,084	$ —	$26,105,084
Collateralized Mortgage Obligations	—	7,106,718	—	7,106,718
Commercial Mortgage-Backed Securities	—	17,633,075	—	17,633,075
Common Stocks	260,268,039(1)	—	—	260,268,039
Convertible Bonds	—	250,549	—	250,549
Corporate Bonds	—	69,497,834	—	69,497,834

Calvert
VP SRI Balanced Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Preferred Stocks	$1,286,184	$ —	$ —	$1,286,184
Senior Floating-Rate Loans	—	3,661,034	—	3,661,034
Sovereign Government Bonds	—	2,687,862	—	2,687,862
Taxable Municipal Obligations	—	6,536,043	—	6,536,043
U.S. Government Agencies and Instrumentalities	—	1,993,751	—	1,993,751
U.S. Government Agency Mortgage-Backed Securities	—	25,608,590	—	25,608,590
U.S. Treasury Obligations	—	25,917,964	—	25,917,964
Short-Term Investments:
Affiliated Fund	—	6,385,636	—	6,385,636
Securities Lending Collateral	5,682,570	—	—	5,682,570
Total Investments	$267,236,793	$193,384,140	$ —	$460,620,933
Futures Contracts	$657,658	$ —	$ —	$657,658
Total	$267,894,451	$193,384,140	$ —	$461,278,591
Liability Description
Futures Contracts	$(803,825)	$ —	$ —	$(803,825)
Total	$(803,825)	$ —	$ —	$(803,825)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.